Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Guarantees, acceptances and credit commitments

(a)	Guarantees, acceptances and credit commitments as of December 31, 2019 and 2020 are as follows:

	2019		2020
Guarantees:
Outstanding guarantees	~~W~~	9,319,885	10,249,827
Contingent guarantees		3,669,697	3,433,953

		12,989,582	13,683,780

Commitments to extend credit:
Loan commitments in won		74,393,722	80,598,639
Loan commitments in foreign currency		22,542,776	19,319,903
ABS and ABCP commitments		2,116,354	1,604,958
Others		81,387,165	87,718,227

		180,440,017	189,241,727

Endorsed bills:
Secured endorsed bills		11,287	1,650
Unsecured endorsed bills		6,737,097	7,324,559

		6,748,384	7,326,209

Loans sold with repurchase agreement		2,099	—

	~~W~~	200,180,082	210,251,716

Pending litigations

(b)	Pending litigations

The Group’s pending lawsuits as a defendant as of December 31, 2020 are as follows:

Case	Number of claim	Claim amount		Description	Status
Claim for the payment to execute the assignment order	1	~~W~~	7,099	For the deposits at the Group owned by one of the debtor, the plaintiff has received a provisional seizure order, bond seizure and an assignment order that assigned the Bank as a third party debtor. Accordingly, the plaintiff filed a claim against the Bank for the debt payment to execute the assignment order.	In progress for the first order.

Deposit return	1		5,575	Hanwha Savings Bank, a party to the lender of Meat Loan, filed a lawsuit against all creditors to confirm deposit accounts for the sale of frozen meat. As a result, the lawsuit has been commissioned by HYUN, the legal firm, proceed a Matron’s private lawsuit related the Group.	In progress for the first order.

Gampo Ramada a settlement claim suit	1		5,658	The plaintiff has requested the intermediate loan of the repayment of loans until now because the Group planned for a three months extension of the maturity of the intermediate loan and have made a commitment to repay the principal and interest of the unpaid intermediate payment loan to the plaintiff after three months.	The Group lost the first and second order (2021.01.14) and the third order is ongoing.

Others	530		301,460	It includes various cases, such as compensation for loss claim.

	533	~~W~~	319,792

As of the December 31, 2020, the Group has recorded ~~W~~12,468 million and ~~W~~3,453 million, respectively, as other provisions and insurance contract liabilities (reserve for claims) for litigations, etc., The outcome of the lawsuits is not expected to have a material impact on the consolidated financial statements, but additional losses may result from future litigation.